UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON PARTNERS VARIABLE
DIVERSIFIED STRATEGIC INCOME PORTFOLIO
FORM N-Q
MARCH 31, 2007

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO
Schedule of Investments (unaudited)
March 31, 2007

Face
Amount†	Security	Value

MORTGAGE-BACKED SECURITIES(a) — 49.6%
FHLMC — 13.5%
	Federal Home Loan Mortgage Corp. (FHLMC):
335,265	5.359% due 2/1/36 (b)	$336,209
725,000	5.000% due 4/12/37 (c)(d)	700,758
	Gold:
107,956	7.000% due 2/1/15-5/1/16	111,601
158,954	6.500% due 9/1/31	163,710
7,936,334	5.000% due 7/1/35-12/1/36	7,679,445
1,000,000	6.000% due 4/12/37 (c)(d)	1,008,125

	TOTAL FHLMC	9,999,848

FNMA — 19.2%
	Federal National Mortgage Association (FNMA):
160,000	6.625% due 9/15/09	166,571
556,432	6.500% due 3/1/16-10/1/31	571,974
564,321	5.500% due 12/1/16	560,756
3,630,000	5.000% due 4/17/22-4/12/37 (c)(d)	3,547,487
1,770,000	5.500% due 4/17/22-4/12/37 (c)(d)	1,756,873
300,000	6.000% due 4/17/22 (c)(d)	304,969
60,816	7.500% due 2/1/30-7/1/31	63,636
489,855	7.000% due 7/1/30-2/1/32	510,653
767,329	6.000% due 3/1/32-4/1/32	777,269
2,270,000	6.500% due 4/12/37 (c)(d)	2,316,108
1,100,000	5.000% due 5/14/37 (c)	1,062,875
2,650,000	5.500% due 5/14/37 (c)	2,621,844

	TOTAL FNMA	14,261,015

GNMA — 16.9%
	Government National Mortgage Association (GNMA):
46,879	7.000% due 6/15/28-7/15/29	49,056
258,196	6.500% due 9/15/28-2/15/31	265,957
1,200,000	5.500% due 4/19/37 (c)(d)	1,193,626
10,200,000	6.000% due 4/19/37 (c)(d)	10,333,875
730,000	6.500% due 4/19/37 (c)(d)	748,935

	TOTAL GNMA	12,591,449

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost — $36,681,878)	36,852,312

Face
Amount†	Rating‡

ASSET-BACKED SECURITIES(a) — 8.5%
Home Equity — 8.0%
331,117	AAA	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 5.560% due 9/25/35 (b)	331,264
553,349	AAA	ACE Securities Corp., Series 2006-SL2, Class A, 5.490% due 1/25/36 (b)	553,694
316,684	AAA	Argent Securities Inc., Series 2006-W4, Class A2A, 5.380% due 5/25/36 (b)	316,829
225,254	AAA	Bayview Financial Acquisition Trust, Series 2006-B, Class 2A1, 5.430% due 4/28/36 (b)	225,395
510,000	AAA	Bear Stearns Asset Backed Securities, Series 2004-B01, Class 1A2, 5.670% due 9/25/34 (b)	511,666
270,000	AA	Countrywide Asset-Backed Certificates, Series 2004-05, Class M4, 6.570% due 6/25/34 (b)	272,667
		Countrywide Home Equity Loan Trust:
528,279	AAA	Series 2006-D, Class 2A, 5.520% due 9/15/31 (b)	528,289
608,800	AAA	Series 2006-RES, Class 4Q1B, 5.620% due 12/15/33 (b)(e)	609,617
See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO
Schedule of Investments (unaudited) (continued)
March 31, 2007

Face
Amount†	Rating‡	Security	Value

Home Equity — 8.0% (continued)
628,379	AAA	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1, 5.620% due 3/25/35 (b)(e)	$628,379
511,095	AAA	Indymac Home Equity Loan Asset-Backed Trust, Series 2006-H1, Class A, 5.490% due 4/25/36 (b)	511,121
350,889	AAA	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A1, 5.380% due 8/25/36 (b)	351,120
647,406	AAA	Lehman XS Trust, Series 2006-14N, Class 1A1B, 5.530% due 9/25/46 (b)	648,561
490,979	AAA	SACO I Trust, Series 2006-4, Class A1, 5.490% due 2/25/34 (b)	491,242
7,825	BBB	Sail Net Interest Margin Notes, Series 2003-003, Class A, 7.750% due 4/27/33 (e)	24

		Total Home Equity	5,979,868

Student Loan — 0.5%
380,183	AAA	First Horizon ABS Trust, Series 2006-HE1, Class A, 5.480% due 10/25/34 (b)	380,114

		TOTAL ASSET-BACKED SECURITIES
		(Cost — $6,361,443)	6,359,982

COLLATERALIZED MORTGAGE OBLIGATIONS(a) — 20.4%
674,716	AAA	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 5.294% due 6/25/45 (b)	675,663
400,000	AAA	Banc of America Commercial Mortgage Inc., 4.668% due 7/10/43	383,313
424,766	AAA	Banc of America Mortgage Securities, Series 2005-H, Class 2A1, 4.810% due 9/25/35 (b)	421,130
347,024	AAA	Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A1, 5.447% due 7/16/34 (e)	349,963
		Countrywide Alternative Loan Trust:
550,781	AAA	Series 2005-59, Class 1A1, 5.680% due 11/20/35 (b)	553,074
660,809	AAA	Series 2005-72, Class A1, 5.590% due 1/25/36 (b)	662,048
679,449	AAA	Series 2006-OA06, Class 1A1A, 5.530% due 4/25/36 (b)	678,920
471,196	AAA	Countrywide Home Loan, Mortgage Pass-Through Trust, Series 2005-9, Class 1A1, 5.620% due 5/25/35 (b)	473,582
503,286	AAA	Countrywide Home Loans, Series 2004-23, Class A, 7.429% due 11/25/34 (b)	515,576
431,475	AAA	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.985% due 8/25/35 (b)	428,281
		Downey Savings & Loan Association Mortgage Loan Trust:
475,455	AAA	Series 2005-AR2, Class 2A1A, 5.530% due 3/19/45 (b)	476,325
		Series 2006-AR1:
552,297	AAA	Class 1A1A, 5.900% due 4/19/36 (b)	552,297
552,297	AAA	Class 1A1B, 5.900% due 4/19/36 (b)	552,297
975,775	AAA	GSR Mortgage Loan Trust, Series 2005-AR5, Class 1A1, 4.574% due 10/25/35 (b)	969,213
		Harborview Mortgage Loan Trust:
583,945	AAA	Series 2004-08, Class 2A4A, 5.720% due 11/19/34 (b)	586,001
212,660	AAA	Series 2004-08, Class 3A2, 5.720% due 11/19/34 (b)	213,439
572,216	AAA	Series 2004-11, Class 3A1A, 5.670% due 1/19/35 (b)	573,982
		Indymac Index Mortgage Loan Trust:
546,272	AAA	Series 2005-AR1, Class 1A1, 5.263% due 3/25/35 (b)	546,784
641,322	AAA	Series 2006-AR4, Class A1A, 5.530% due 5/25/46 (b)	642,236
640,000	Aaa(f)	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814% due 6/12/43 (b)	660,683
270,000	AAA	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.844% due 5/12/39 (b)	277,426
736,616	AAA	Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 5.828% due 3/25/36 (b)	746,455
		Structured Asset Mortgage Investments Inc., Series 2006-AR5:
606,834	AAA	Class 1A1, 5.530% due 5/25/36 (b)	607,583
463,587	AAA	Class 2A1, 5.530% due 5/25/36 (b)	464,950
		Washington Mutual Inc.:
See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO
Schedule of Investments (unaudited) (continued)
March 31, 2007

Face
Amount†	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (a) — 20.4%
694,417	AAA	Series 2005-AR17, Class A1A1, 5.590% due 12/25/45 (b)	$696,832
430,860	AAA	Series 2005-AR19, Class A1A2, 5.610% due 12/25/45 (b)	432,505
296,947	AAA	Series 2006-AR10, Class 1A1, 5.967% due 9/25/36 (b)	300,929
		Wells Fargo Mortgage Backed Securities Trust:
496,578	AAA	Series 2005-AR16, Class 6A3, 4.999% due 10/25/35 (b)	492,720
243,476	AAA	Series 2006-AR8, Class 2A3, 5.240% due 5/25/36 (b)	242,180

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost — $15,102,526)	15,176,387

CORPORATE BONDS & NOTES — 31.6%
Aerospace & Defense (a) — 0.2%
		L-3 Communications Corp., Senior Subordinated Notes:
25,000	BB+	7.625% due 6/15/12	25,875
125,000	BB+	6.375% due 10/15/15	124,531

		Total Aerospace & Defense	150,406

Airlines (a) — 0.2%
14,848	B+	Continental Airlines Inc., Pass-Through Certificates, Series 2000-2, Class C, 8.312% due 4/2/11	15,322
		United Airlines Inc., Pass-Through Certificates:
23,260	B	Series 2000-1, Class B, 8.030% due 7/1/11	26,182
49,094	B	Series 2000-2, Class B, 7.811% due 10/1/09	56,120
45,000	CCC-	Series 2001-1, Class C, 6.831% due 9/1/08	49,978

		Total Airlines	147,602

Automobiles (a) — 0.8%
190,000	BBB	DaimlerChrysler North America Holding Corp., 5.875% due 3/15/11	193,810
		Ford Motor Co.:
		Debentures:
50,000	CCC+	6.625% due 10/1/28	36,375
25,000	CCC+	8.900% due 1/15/32	22,000
250,000	CCC+	Notes, 7.450% due 7/16/31	194,687
		General Motors Corp., Senior Debentures:
155,000	B-	8.250% due 7/15/23	140,275
5,000	B-	8.375% due 7/15/33	4,513

		Total Automobiles	591,660

Building Products — 0.0%
20,000	CCC	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12 (a)	20,900

Capital Markets (a) — 1.0%
65,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	74,160
110,000	A	Bear Stearns Co. Inc., Subordinated Notes, 5.550% due 1/22/17	108,091
80,000	AA-	Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11	81,273
150,000	AA-	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10	147,570
		Morgan Stanley:
		Medium-Term Notes:
210,000	A+	5.625% due 1/9/12	212,980
50,000	A+	5.810% due 10/18/16 (b)	50,190
60,000	A+	Notes, 3.625% due 4/1/08	59,058
30,000	BBB	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13	35,628

		Total Capital Markets	768,950

Chemicals (a) — 0.4%
50,000	B+	Arco Chemical Co., Debentures, 9.800% due 2/1/20	58,625
See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO
Schedule of Investments (unaudited) (continued)
March 31, 2007

Face
Amount†	Rating‡	Security	Value

Chemicals (a) — 0.4% (continued)
10,000	B+	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (e)	$9,650
105,000	BB	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	112,875
85,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	94,775

		Total Chemicals	275,925

Commercial Banks (a) — 2.8%
		Glitnir Banki HF:
150,000	A-	Notes, 6.330% due 7/28/11 (e)	155,796
130,000	BBB+	Subordinated Notes, 6.693% due 6/15/16 (b)(e)	136,403
		ICICI Bank Ltd.:
100,000	BB	6.375% due 4/30/22 (b)	99,399
116,000	BB	Bonds, 6.375% due 4/30/22 (b)(e)	115,186
260,000	Aa3(f)	Landsbanki Islands HF, 6.100% due 8/25/11 (e)	267,075
120,000	BBB-	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (b)(e)(g)	126,949
120,000	AA-	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (b)(e)	121,960
130,000	BBB-	Shinsei Finance Cayman Ltd., Bonds, 6.418% due 7/20/16 (b)(e)(g)	131,537
60,000	A-	SunTrust Capital, Trust Preferred Securites, 6.100% due 12/15/36 (b)	56,417
270,000	BB	TuranAlem Finance BV, 8.250% due 1/22/37 (e)	272,025
420,000	A	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	415,726
50,000	AA	Wells Fargo & Co., Notes, 5.300% due 8/26/11	50,439
100,000	A+	Wells Fargo Capital X, 5.950% due 12/15/36	96,669

		Total Commercial Banks	2,045,581

Commercial Services & Supplies (a) — 0.4%
50,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	51,250
210,000	BBB	Waste Management Inc., 6.375% due 11/15/12	220,668

		Total Commercial Services & Supplies	271,918

Consumer Finance (a) — 3.9%
		Ford Motor Credit Co.:
		Notes:
860,000	B	7.375% due 10/28/09	858,913
25,000	B	7.875% due 6/15/10	25,110
		Senior Notes:
500,000	B	5.800% due 1/12/09	490,676
131,000	B	10.605% due 6/15/11 (b)(e)	141,002
		General Motors Acceptance Corp.:
60,000	BB+	Medium-Term Notes, 4.375% due 12/10/07	59,253
		Notes:
660,000	BB+	6.125% due 8/28/07	659,672
40,000	BB+	5.125% due 5/9/08	39,543
160,000	BB+	5.625% due 5/15/09	157,174
20,000	BB+	7.250% due 3/2/11	20,127
275,000	BB+	6.875% due 9/15/11	275,527
150,000	BB+	6.750% due 12/1/14	147,681
60,000	BB+	Senior Notes, 5.850% due 1/14/09	59,253

		Total Consumer Finance	2,933,931

Containers & Packaging (a) — 0.4%
75,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	80,156
55,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	58,713
136,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09	139,400
See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO
Schedule of Investments (unaudited) (continued)
March 31, 2007

Face
Amount†		Rating‡	Security	Value

Containers & Packaging (a) — 0.4% (continued)
25,000		B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (e)	$26,625
25,000		NR	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (h)	219

			Total Containers & Packaging	305,113

Diversified Consumer Services (a) — 0.3%
			Service Corp. International:
55,000		BB-	Debentures, 7.875% due 2/1/13	57,200
195,000		BB-	Senior Notes, 6.500% due 3/15/08	196,950

			Total Diversified Consumer Services	254,150

Diversified Financial Services (a) — 3.6%
100,000		A-	AGFC Capital Trust I, 6.000% due 1/15/67 (b)(e)	100,319
130,000		BBB+	Aiful Corp., Notes, 5.000% due 8/10/10 (e)	128,167
40,000		B-	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (e)	41,900
260,000		B+	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (e)	277,875
80,000		AAA	European Investment Bank, 4.625% due 3/21/12	79,303
440,000		AAA	General Electric Capital Corp., Medium-Term Notes, Series A, 4.125% due 9/1/09	431,950
430,000		AA-	HSBC Finance Corp., Notes, 4.625% due 1/15/08	427,923
15,000		B+	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (e)	15,506
620,000		A	JPMorgan Chase & Co., Subordinated Notes, 5.125% due 9/15/14	611,226
140,000		A+	Lehman Brothers Holdings Inc., 5.250% due 2/6/12	140,019
100,000		BBB	MUFG Capital Finance 1 Ltd., 6.346% due 7/25/16 (b)(g)	102,325
75,000		BBB	Residential Capital LLC, Notes, 6.000% due 2/22/11	74,045
160,000		BB+	TNK-BP Finance SA, 7.500% due 7/18/16 (e)	169,200
50,000		CCC+	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.384% due 10/1/15	40,875

			Total Diversified Financial Services	2,640,633

Diversified Telecommunication Services — 1.3%
15,000		BB+	Citizens Communications Co., 7.125% due 3/15/19 (a)(e)	14,925
155,000		A-	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16 (a)	155,265
10,000		BBB-	Embarq Corp., Notes, 7.995% due 6/1/36 (a)	10,356
50,000		NR	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (h)(i)(j)	0
160,000		BBB+	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10 (a)	173,691
30,000		CCC+	Level 3 Financing Inc., Senior Notes, 8.750% due 2/15/17 (a)(e)	30,375
			PanAmSat Corp.:
10,000		B	9.000% due 6/15/16 (a)(e)	11,063
16,000		B	Senior Notes, 9.000% due 8/15/14 (a)	17,400
			Qwest Communications International Inc., Senior Notes:
75,000		B+	7.500% due 2/15/14 (a)	77,625
90,000		B+	Series B, 7.500% due 2/15/14 (a)	93,150
140,000		BBB+	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15 (a)	133,047
1,000,000	MXN	BBB+	Telefonos de Mexico SA de CV, Senior Notes, 8.944% due 1/31/16 (a)	93,616
80,000		A	Verizon Global Funding Corp., Notes, 7.375% due 9/1/12 (a)	88,012
30,000		BB-	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (a)	32,962

			Total Diversified Telecommunication Services	931,487

Electric Utilities (a) — 1.3%
90,000		BBB	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	92,227
230,000		BBB	Exelon Corp., Bonds, 5.625% due 6/15/35	211,146
			FirstEnergy Corp.:
270,000		BBB-	Notes, Series C, 7.375% due 11/15/31	307,665
120,000		BBB-	Senior Notes, Series B, 6.450% due 11/15/11	125,904
See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO
Schedule of Investments (unaudited) (continued)
March 31, 2007

Face
Amount†	Rating‡	Security	Value

Electric Utilities (a) — 1.3% (continued)
90,000	B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	$104,400
110,000	BBB	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	110,635

		Total Electric Utilities	951,977

Energy Equipment & Services (a) — 0.1%
35,000	B	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (e)	36,050
22,000	B	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	22,550
		Southern Natural Gas Co.:
20,000	BB	5.900% due 4/1/17 (e)	20,100
25,000	BB	Senior Notes, 8.000% due 3/1/32	29,821

		Total Energy Equipment & Services	108,521

Food Products (a) — 0.1%
75,000	B-	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	72,000
5,000	BBB+	Kraft Foods Inc., Senior Notes, 5.625% due 11/1/11	5,066

		Total Food Products	77,066

Health Care Providers & Services (a) — 1.1%
25,000	B	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	25,875
		DaVita Inc., Senior Notes:
25,000	B	6.625% due 3/15/13	25,125
15,000	B	6.625% due 3/15/13 (e)	15,075
		HCA Inc.:
140,000	B-	Debentures, 8.360% due 4/15/24	128,213
		Senior Notes:
6,000	B-	6.300% due 10/1/12	5,625
52,000	B-	6.250% due 2/15/13	47,385
10,000	B-	6.500% due 2/15/16	8,563
		Senior Secured Notes:
90,000	BB-	9.250% due 11/15/16 (e)	97,312
20,000	BB-	9.625% due 11/15/16 (e)(k)	21,650
50,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	52,000
		Tenet Healthcare Corp., Senior Notes:
75,000	CCC+	7.375% due 2/1/13	70,031
2,000	CCC+	9.875% due 7/1/14	2,030
300,000	BBB+	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12	314,528

		Total Health Care Providers & Services	813,412

Hotels, Restaurants & Leisure (a) — 0.9%
10,000	B+	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	10,025
45,000	B+	Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08	47,025
25,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	25,625
75,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	72,750
50,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	48,000
		Mandalay Resort Group, Senior Subordinated:
30,000	B+	Debentures, 7.625% due 7/15/13	30,000
80,000	B+	Notes, Series B, 10.250% due 8/1/07	81,400
		MGM MIRAGE Inc., Senior Notes:
65,000	BB	6.750% due 9/1/12	64,919
60,000	BB	7.625% due 1/15/17	61,050
50,000	B	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	50,125
75,000	B+	Penn National Gaming Inc., Senior Subordinated Notes, 6.875% due 12/1/11	75,375
75,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.750% due 10/1/13	80,062
See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO
Schedule of Investments (unaudited) (continued)
March 31, 2007

Face
Amount†	Rating‡	Security	Value

Hotels, Restaurants & Leisure (a) — 0.9% (continued)
50,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (e)	$51,000

		Total Hotels, Restaurants & Leisure	697,356

Household Durables — 0.1%
50,000	B	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14 (a)	52,875

Independent Power Producers & Energy Traders (a) — 0.6%
55,000	B	AES Corp., Senior Notes, 9.500% due 6/1/09	58,850
60,000	B-	Dynegy Holdings Inc., Senior Debentures, 7.125% due 5/15/18	57,900
		NRG Energy Inc., Senior Notes:
25,000	B-	7.250% due 2/1/14	25,688
85,000	B-	7.375% due 2/1/16	87,550
		TXU Corp., Senior Notes:
70,000	BB+	Series P, 5.550% due 11/15/14	62,347
15,000	BB-	Series Q, 6.500% due 11/15/24	12,717
195,000	BB+	Series R, 6.550% due 11/15/34	164,268

		Total Independent Power Producers & Energy Traders	469,320

Industrial Conglomerates — 0.6%
420,000	BBB+	Tyco International Group SA, Notes, 6.000% due 11/15/13 (a)	442,103

Insurance (a) — 0.4%
110,000	A+	American International Group Inc., Junior Subordinated, 6.250% due 3/15/37	107,421
60,000	BBB+	Metlife Inc., Junior Subordinated, 6.400% due 12/15/36	58,775
100,000	BBB	Travelers Cos. Inc., 6.250% due 3/15/37 (b)	98,941

		Total Insurance	265,137

IT Services (a) — 0.3%
200,000	BBB-	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	208,676
25,000	B-	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13	26,937

		Total IT Services	235,613

Machinery — 0.1%
65,000	B	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 12.068% due 4/15/14 (a)	59,475

Media (a) — 3.6%
125,000	B	Advanstar Communications Inc., Senior Secured Notes, 10.750% due 8/15/10	135,938
175,000	CCC-	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14	168,437
189,000	CCC-	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	197,032
150,000	BB+	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11	149,404
245,000	BBB+	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	280,508
80,000	BBB+	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17	97,981
		Comcast Corp., Notes:
120,000	BBB+	6.500% due 1/15/15	126,762
10,000	BBB+	5.875% due 2/15/18	10,047
		CSC Holdings Inc., Senior Notes:
50,000	B+	6.750% due 4/15/12 (e)	49,875
5,000	B+	Series B, 7.625% due 4/1/11	5,150
65,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	71,256
100,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Notes, Series B, 8.500% due 8/15/10	104,875
81,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	85,759
150,000	BB-	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	151,312
See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO
Schedule of Investments (unaudited) (continued)
March 31, 2007

Face
Amount†	Rating‡	Security	Value

Media (a) — 3.6% (continued)
130,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, 12.250% due 2/15/11	$136,175
40,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	39,200
410,000	BB+	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09	432,181
20,000	BBB	News America Inc., 6.200% due 12/15/34	19,462
100,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (e)	108,500
25,000	B	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	27,125
25,000	B+	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (e)	28,094
10,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	10,400
220,000	BBB+	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	247,963

		Total Media	2,683,436

Metals & Mining (a) — 0.4%
60,000	BB	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	65,025
30,000	BB+	Steel Dynamics Inc., 6.750% due 4/1/15 (e)	30,187
180,000	BBB	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	186,784

		Total Metals & Mining	281,996

Multi-Utilities — 0.3%
220,000	BBB	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12 (a)	225,011

Multiline Retail — 0.0%
25,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (a)	28,000

Oil, Gas & Consumable Fuels (a) — 4.7%
190,000	BBB-	Amerada Hess Corp., Notes, 7.300% due 8/15/31	210,060
5,000	BBB-	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31	5,535
		Anadarko Petroleum Corp., Senior Notes:
50,000	BBB-	5.950% due 9/15/16	50,195
45,000	BBB-	6.450% due 9/15/36	44,675
		Chesapeake Energy Corp., Senior Notes:
100,000	BB	6.625% due 1/15/16	101,250
50,000	BB	6.250% due 1/15/18	49,625
220,000	AA	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07	218,390
10,000	B+	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	10,350
20,000	B+	Compagnie Generale de Geophysique-Veritas, 7.750% due 5/15/17	20,950
330,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	375,289
		El Paso Corp., Medium-Term Notes:
50,000	B	7.375% due 12/15/12	53,750
190,000	B	7.800% due 8/1/31	210,900
75,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	75,563
150,000	BBB	Gaz Capital SA, Notes, 8.625% due 4/28/34 (e)	193,650
180,000	BBB	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (e)	180,540
25,000	B	Inergy LP/Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	24,750
		Kerr-McGee Corp.:
130,000	BBB-	6.950% due 7/1/24	137,314
370,000	BBB-	Notes, 7.875% due 9/15/31	431,609
		Kinder Morgan Energy Partners LP:
120,000	BBB+	6.750% due 3/15/11	126,189
20,000	BBB	Notes, 6.000% due 2/1/17	20,257
30,000	BBB+	Senior Notes, 6.300% due 2/1/09	30,542
20,000	BB	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (e)	20,900
15,000	BB	Peabody Energy Corp., Series B, 6.875% due 3/15/13	15,338
		Pemex Project Funding Master Trust:
See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO
Schedule of Investments (unaudited) (continued)
March 31, 2007

Face
Amount†	Rating‡	Security	Value

Oil, Gas & Consumable Fuels (a) — 4.7% (continued)
50,000	BBB	5.750% due 12/15/15	$50,163
25,000	BBB	Bonds, 6.625% due 6/15/35	25,781
150,000	Baa2(f)	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	153,750
10,000	B1(f)	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (e)	10,200
55,000	B-	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	51,700
105,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	110,512
50,000	BB	Tennessee Gas Pipeline Co., 7.625% due 4/1/37	57,699
50,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	52,121
25,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	24,500
		Williams Cos. Inc.:
150,000	BB-	Notes, 7.125% due 9/1/11	157,875
125,000	BB-	Senior Notes, 7.625% due 7/15/19	136,562
30,000	BBB	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	32,873

		Total Oil, Gas & Consumable Fuels	3,471,357

Paper & Forest Products — 0.2%
150,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (a)	157,729

Pharmaceuticals — 0.1%
110,000	A	Wyeth, 5.950% due 4/1/37 (a)	108,708

Textiles, Apparel & Luxury Goods (a) — 0.2%
75,000	B-	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	82,688
125,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 9.955% due 12/15/14	103,437

		Total Textiles, Apparel & Luxury Goods	186,125

Thrifts & Mortgage Finance (a) — 0.3%
		Countrywide Financial Corp., Medium-Term Notes:
50,000	A	5.501% due 1/5/09 (b)	49,937
60,000	A	Series B, 5.471% due 6/18/08 (b)	59,956
100,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	105,500

		Total Thrifts & Mortgage Finance	215,393

Tobacco — 0.3%
190,000	BBB	Altria Group Inc., Notes, 7.000% due 11/4/13 (a)	206,610

Wireless Telecommunication Services (a) — 0.6%
125,000	BBB+	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	129,406
		Sprint Capital Corp.:
70,000	BBB+	Notes, 8.750% due 3/15/32	82,796
200,000	BBB+	Senior Notes, 8.375% due 3/15/12	223,374
10,000	BBB+	Sprint Nextel Corp., 6.000% due 12/1/16	9,859

		Total Wireless Telecommunication Services	445,435

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $23,045,948)	23,520,911

CONVERTIBLE BOND & NOTE — 0.1%
Automobiles — 0.1%
40,000	CCC+	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (a)
		(Cost — $40,000)	44,300

SOVEREIGN BONDS(a) — 1.9%
Brazil — 0.4%
250,000	BB	Federative Republic of Brazil, Collective Action Securities, 8.750% due 2/4/25	321,875

Colombia — 0.1%
50,000	BB	Republic of Colombia, 10.750% due 1/15/13	62,100

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO
Schedule of Investments (unaudited) (continued)
March 31, 2007

Face
Amount†	Rating‡	Security	Value

SOVEREIGN BONDS (a) — 1.9%
Italy — 0.5%
350,000	A+	Region of Lombardy, 5.804% due 10/25/32	$360,304

Mexico — 0.5%
		United Mexican States, Medium-Term Notes:
196,000	BBB	6.750% due 9/27/34	214,081
140,000	BBB	Series A, 5.875% due 1/15/14	144,480

		Total Mexico	358,561

Panama — 0.1%
		Republic of Panama:
2,000	BB	9.375% due 4/1/29	2,675
35,000	BB	6.700% due 1/26/36	36,347

		Total Panama	39,022

Russia (e) — 0.3%
		Russian Federation:
3,889	BBB+	8.250% due 3/31/10	4,073
175,000	BBB+	11.000% due 7/24/18	252,875

		Total Russia	256,948

		TOTAL SOVEREIGN BONDS
		(Cost — $1,333,057)	1,398,810

Face
Amount†

U.S. GOVERNMENT & AGENCY OBLIGATIONS(a) — 4.5%
U.S. Government Agencies — 2.6%
	Federal Home Loan Bank (FHLB):
	Bonds:
100,000	5.100% due 9/19/08	100,288
170,000	5.400% due 1/2/09	170,023
40,000	4.750% due 12/16/16	39,255
100,000	Series VB15, 5.000% due 12/21/15	100,103
710,000	Global Bonds, 5.500% due 7/15/36	736,558
	Federal National Mortgage Association (FNMA):
370,000	5.550% due 2/16/17	371,649
40,000	Notes, 5.400% due 4/13/09	40,001
340,000	Tennessee Valley Authority, Bonds, 5.980% due 4/1/36	371,584

	Total U.S. Government Agencies	1,929,461

U.S. Government Obligation — 1.9%
	U.S. Treasury Bonds:
50,000	4.625% due 2/15/17	49,914
50,000	8.875% due 8/15/17	66,875
75,000	4.500% due 2/15/36	70,734
60,000	4.750% due 2/15/37	59,081
	U.S. Treasury Notes:
680,000	4.500% due 3/31/09	679,151
80,000	4.500% due 11/30/11	79,897
210,000	4.500% due 11/15/15	207,925
130,000	5.125% due 5/15/16	134,454
40,000	4.625% due 11/15/16	39,895

	Total U.S. Government Obligations	1,387,926

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $3,288,192)	3,317,387

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO
Schedule of Investments (unaudited) (continued)
March 31, 2007

Face
Amount†	Security	Value

U.S. TREASURY INFLATION PROTECTED SECURITIES(a) — 6.0%
	U.S. Treasury Bonds, Inflation Indexed:
1,101,427	2.000% due 1/15/16	$1,084,777
214,166	2.000% due 1/15/26	203,609
802,984	2.375% due 1/15/27	809,854
	U.S. Treasury Notes, Inflation Indexed:
149,586	0.875% due 4/15/10	144,683
1,244,156	2.375% due 4/15/11	1,260,729
932,139	2.500% due 7/15/16	956,790

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES
	(Cost — $4,403,077)	4,460,442

Shares

COMMON STOCKS(i)(j) — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
122,658	Home Interiors & Gifts Inc. (a)*	1,227

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
3,630	Aurora Foods Inc. *	0

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
404	Outsourcing Solutions Inc. (a)*	1,718

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
66	McLeodUSA Inc., Class A Shares *	0

	TOTAL COMMON STOCKS
	(Cost — $235,678)	2,945

Warrants

WARRANTS(i)(j) — 0.0%
60	Cybernet Internet Services International Inc., Expires 7/1/09*	0
50	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(e)*	0
50	IWO Holdings Inc., Expires 1/15/11(e)*	0
60	Merrill Corp., Class B Shares, Expires 5/1/09(e)*	0

	TOTAL WARRANTS
	(Cost — $21,252)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $90,513,051)	91,133,476

Face
Amount†

SHORT-TERM INVESTMENTS(a) — 12.5%
U.S. Government Agency — 0.6%
450,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.196%- 5.197% due 6/25/07 (l)(m)
	(Cost — $444,680)	444,661

Repurchase Agreement — 11.9%
8,843,000
Nomura Securities International Inc. repurchase agreement dated 3/30/07, 5.300% due 4/2/07; Proceeds at maturity — $8,846,906; (Fully collateralized by U.S. government agency obligation, 5.300% due 9/15/10; Market value — $9,020,734)

	(Cost — $8,843,000)	8,843,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $9,287,680)	9,287,661

	TOTAL INVESTMENTS — 135.1% (Cost — $99,800,731#)	100,421,137
	Liabilities in Excess of Other Assets — (35.1)%	(26,102,727)

	TOTAL NET ASSETS — 100.0%	$74,318,410

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO
Schedule of Investments (unaudited) (continued)
March 31, 2007

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, written options, TBA’s and mortgage dollar rolls.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2).

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Rating by Moody’s Investors Service.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Security is currently in default.

(i)	Illiquid security.

(j)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(k)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(l)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(m)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.
See pages 13 and 14 for definitions of ratings.
Abbreviation used in this schedule:
MXN — Mexican Peso
Schedule of Options Written (unaudited)

	Security	Expiration Date	Strike Price	Value

27	U.S. Treasury Bonds Futures, Call	5/25/07	116	$2,953
27	U.S. Treasury Bonds Futures, Put	5/25/07	108	5,063

	TOTAL OPTIONS WRITTEN
	(Premiums received — $10,777)			$8,016

See Notes to Schedule of Investments.

Bond Ratings(unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (−) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Diversified Strategic Income Portfolio (“Diversified Strategic Income Portfolio’) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Variable Portfolios II (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Effective as of close of business on April 27, 2007, the Fund is a separate diversified series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the 1940 Act, as a open-end management investment company.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(c) Financial Futures Contracts. Certain Funds may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the funds’ basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.
A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Securities Traded on a To-Be-Announced Basis. Certain funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the funds, normally 15 to 45 days later. Beginning on the date the funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(f) Mortgage Dollar Rolls. The Diversified Strategic Income Portfolio enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.
The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.
(g) Credit and Market Risk. Certain funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(i) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
Diversified Strategic Income Portfolio	$1,142,386	$(521,980)	$620,406

At March 31, 2007, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain(Loss)

Contracts to Buy:
Federal Republic of Germany 10- Year Bonds	28	6/07	4,347,810	4,303,435	(44,375)
Euribor Futures	22	9/07	8,238	2,758	(5,480)
Eurodollar	18	9/07	4,272,240	4,271,625	(615)
Libor Futures	60	9/07	13,941,885	13,905,621	(36,264)
U.S. Treasury 2-Year Notes	49	6/07	10,008,401	10,039,640	31,239
U.S. Treasury 5-Year Notes	29	6/07	3,054,863	3,068,109	13,246
U.S. Treasury Bonds	15	6/07	1,686,169	1,668,750	(17,419)

					$(59,668)
Contracts to Sell:
U.S. Treasury 10-Year Notes	88	6/07	$9,469,240	$9,515,000	$(45,760)

Net Unrealized Loss on Open Futures Contracts					$(105,428)

During the period ended March 31, 2007, Legg Mason Partners Variable Diversified Strategic Income Portfolio entered into mortgage dollar roll transactions in the aggregate amount of $74,071,891. For the period ended March 31, 2007, the Fund recorded interest income of $17,122 related to such mortgage rolls. At March 31, 2007, the Fund had outstanding net contracts to repurchase mortgage-backed securities of $23,007,469 for scheduled settlements on April 12, 17 and 19, 2007.
During the period ended March 31, 2007, written option transactions for Legg Mason Partners Diversified Strategic Income Portfolio were as follows:

	Number of Contracts	Premiums

Options written, outstanding December 31, 2006	63	$18,310
Options written	54	10,777
Options closed	(62)	(18,096)
Options expired	(1)	(214)

Options written, outstanding March 31, 2007	54	$10,777

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Income Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: May 29, 2007